Organization and Description of Business	12 Months Ended
Dec. 30, 2012
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Sprouts Farmers Market, Inc., a Delaware corporation is the parent company of Sprouts Farmers Markets Holdings, LLC (“Intermediate Holdings”) which, through its subsidiaries, operates as a specialty retailer of natural and organic food, offering a complete shopping experience that includes fresh produce, bulk foods, vitamins and supplements, grocery, meat and seafood, bakery, dairy, frozen foods, body care and natural household items catering to consumers’ growing interest in eating and living healthier. As of December 30, 2012, the Company operated 148 stores in Arizona, California, Colorado, New Mexico, Nevada, Oklahoma, Texas and Utah. For convenience, the “Company” is used to refer collectively to Sprouts Farmers Market, Inc. and, unless the context requires otherwise, its subsidiaries. The Company’s store operations are conducted by its subsidiaries.

Our certificate of incorporation and bylaws provide for a classified board of directors with staggered three-year terms, consisting of three classes.

The Henry’s Transaction

In 2002, Sprouts Farmers Markets, LLC, an Arizona limited liability company (“Sprouts Arizona”) opened the first Sprouts Farmers Market store in Chandler, Arizona. In 2011, as part of a transaction led by investment funds affiliated with, and co-investment vehicles managed by, Apollo Management VI, L.P. (the “Apollo Funds”), Sprouts Arizona combined with Henry’s Holdings LLC (“Henry’s”), which operated 35 Henry’s stores in California and eight stores in Texas under the Sun Harvest Market banner. In a series of integrated transactions referred to as the “Henry’s Transaction,” (1) Sprouts Arizona entered into a Membership Interest Purchase Agreement to acquire all of the outstanding membership interests of Henry’s from Henry’s former parent, Smart & Final (“S&F”), (2) prior to the consummation of the Henry’s Transaction, Sprouts Arizona assigned the Membership Interest Purchase Agreement, including the right to purchase Henry’s, to Intermediate Holdings (a wholly-owned subsidiary of the Company), (3) the Company (through its wholly-owned subsidiary, Intermediate Holdings) paid $274.6 million to S&F for the membership interests of Henry’s pursuant to the terms of the Membership Interest Purchase Agreement, (4) Sprouts Arizona contributed substantially all of the assets and liabilities relating to the Sprouts Farmers Market business to its wholly-owned subsidiary, SFM LLC (“SFM”), (5) Sprouts Arizona contributed SFM to Intermediate Holdings, and (6) the Company issued (a) 64,350,000 shares (representing a 58.5% ownership interest in the Company) to the Apollo Funds for a combined equity contribution of $214.0 million and (b) 45,650,000 shares (representing a 41.5% ownership interest in the Company) to Sprouts Arizona, which subsequently transferred such shares to a newly formed trust for the benefit of the members of Sprouts Arizona (referred to as the “Liquidating Trust”). The Apollo Funds are affiliates of Apollo Global Management, LLC (together with its subsidiaries, “Apollo”).

Apollo held a controlling interest in S&F, Henry’s former parent, prior to the Henry’s Transaction and continued to hold a controlling interest in the Company afterwards. Due to Apollo’s continued controlling interest, the Henry’s Transaction resulted in Henry’s financial statements becoming the financial statements of the Company, followed immediately by the acquisition by the Company of the Sprouts Farmers Market business. As a result, the Company was determined to be the accounting acquirer, effective April 18, 2011. Accordingly, the consolidated financial statements for the period from January 3, 2011 through April 17, 2011 include the assets, liabilities, revenues and expenses directly attributable to Henry’s operations and allocations of certain corporate expenses from S&F. See Note 2 below, “Basis of Presentation,” for further discussion. Commencing on April 18, 2011, the consolidated financial statements also include the financial position, results of operations and cash flows of Sprouts Arizona.

Sunflower Transaction

In May 2012, the Company acquired Sunflower Farmers Markets, Inc., a Delaware corporation (the “Sunflower Transaction”) that operated 37 Sunflower Farmers Market stores (referred to as “Sunflower”), which increased the Company’s total store count to 143 and extended the Company’s footprint into New Mexico, Nevada, Oklahoma and Utah. The Company’s consolidated financial statements include the financial position, results of operations and cash flows of Sunflower commencing on May 29, 2012.

See Note 4, “Business Combinations,” for additional information about the Henry’s and Sunflower Transactions.

Corporate Conversion

On July 29, 2013, Sprouts Farmers Markets, LLC, a Delaware limited liability company, converted into Sprouts Farmers Market, Inc., a Delaware corporation. As a result of the corporate conversion, the members holding interests in Class A and Class B units of Sprouts Farmers Markets, LLC became holders of common stock of Sprouts Farmers Market, Inc., and options to purchase Class B units of Sprouts Farmers Markets, LLC were converted to options to purchase shares of common stock of Sprouts Farmers Market, Inc. The conversion of units and options to purchase units was on an 11 for 1 basis. The Company refers to this transaction as the “Corporate Conversion.” All equity related disclosures, including share, per share, and option disclosures, have been revised to reflect the effects of the Corporate Conversion, including the 11 for 1 exchange.

The purpose of the Corporate Conversion was to reorganize the corporate structure so that the top-tier entity in the corporate structure, the entity that is offering common stock to the public in this offering, is a corporation rather than a limited liability company and so that the existing investors will own the Company’s common stock rather than equity interests in a limited liability company.